Earnings/(loss) per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options to purchase ordinary shares included in the calculation of diluted net income per share	4,808,740	3,829,270
Options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share			5,517,699